Analysis of income, expenses and impairment losses	6 Months Ended
Jun. 30, 2019
Analysis of income, expenses and impairment losses
Analysis of income, expenses and impairment losses

3. Analysis of income, expenses and impairment losses

	Half year ended
	30 June	30 June
	2019	2018
	£m	£m
Loans to customers - amortised cost	4,848	4,978
Loans to banks - amortised cost	346	236
Other financial assets	359	230
Interest receivable	5,553	5,444

Balances by banks	144	113
Customer deposits	599	415
Other financial liabilities	481	337
Subordinated debt	245	226
Internal funding of trading businesses	80	27
Interest payable	1,549	1,118
Net interest income (1)	4,004	4,326

	Half year ended
	30 June	30 June
	2019	2018
	£m	£m
Net fees and commissions	1,275	1,195
Foreign exchange	219	336
Interest rate	397	275
Credit	31	187
Own credit adjustment	(46)	39
Equities, commodities and other	(2)	10
Income from trading activities	599	847
Operating lease and other rental income	127	128
Changes in the fair value of financial assets and liabilities designated as at fair value through profit or loss	19	(7)
Changes in fair value of other financial assets fair value through profit or loss	31	(42)
Hedge ineffectiveness	21	(69)
Loss on disposal of amortised cost assets	—	22
Profit on disposal of fair value through other comprehensive income assets	16	1
Profit on sale of property, plant and equipment	15	21
Share of (loss)/profits of associated entities	(22)	17
Profit/(loss) on disposal of subsidiaries and associates (2)	1,037	(9)
Other income	(5)	272
Other operating income	1,239	334
Total non-interest income	3,113	2,376
Total income	7,117	6,702

	Half year ended
	30 June	30 June
	2019	2018
	£m	£m
Salaries	(1,455)	(1,520)
Variable compensation	(185)	(148)
Social security costs	(156)	(158)
Pension costs	(162)	(169)
Other	(70)	(91)
Staff costs	(2,028)	(2,086)
Premises and equipment	(558)	(644)
Depreciation and amortisation (3)	(621)	(338)
Other administrative expenses (4)	(863)	(1,636)
Administrative expenses	(2,042)	(2,618)
Write down of goodwill and other intangible assets	(30)	(31)
Operating expenses	(4,100)	(4,735)

Impairment losses	(323)	(141)
Impairments as a % of gross loans to customers	0.21%	0.09%

Notes:

(1)	Negative interest on loans is reported as interest payable. Negative interest on customer deposits is reported as interest receivable.
(2)	Includes a gain of £444 million (€523 million), a legacy liability release of £256 million and an FX recycling gain of £290 million on completion of the Alawwal bank merger.
(3)

Half year ended 30 June 2019 includes a property impairment of £133 million and accelerated depreciation of £66 million in relation to the planned reduction of the Group property portfolio and depreciation charges in relation to the right of use assets recognised following the adoption of IFRS 16 (previously leasing costs in relation to these were included in premises and equipment). For further details on the adoption of IFRS 16 refer to Note 2.

(4)	Includes litigation and conduct costs, net of amounts recovered. Refer to Note 9 for further details.